Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Non-accrual Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans	$ 9	$ 190
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans		171
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	$ 9	$ 19